March 4, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:   Commonwealth International Series Trust (“Registrant”)
         File Nos. 33-06867 and 811-04665

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on February 28, 2011.

Questions regarding this filing may be directed to the undersigned at (913) 660-0778.

Very truly yours,

The Law Offices of John H. Lively & Associates, Inc.

/s/ John H. Lively
John H. Lively